LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
Schedule of other lease related balances

Information about other lease-related balances is as follows (in thousands):

	March 31,
	2021	2020
Lease cost
Operating lease cost	$323	$188
Short‑term lease cost	22	—
Variable lease cost	39	10
Total lease cost	$384	$198
Other Information
Operating cash flows used in operating leases	$244	$268
Weighted‑average remaining lease term—operating leases (years)	2.9	4.0
Weighted‑average discount rate—operating leases	5.5%	7.6%

Information about other lease-related balances is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Lease cost
Operating lease cost	$746	$655
Short‑term lease cost	—	32
Variable lease cost	40	40
Total lease cost	$786	$727
Other Information
Operating cash flows from operating leases	$1,073	$951
Weighted‑average remaining lease term—operating leases (years)	3.2	4.2
Weighted‑average discount rate—operating leases	7.6%	7.6%

Schedule of future minimum lease payments

Future minimum lease payments under noncancelable operating leases, including immaterial future minimum lease payments under finance leases, at March 31, 2021, are as follows (in thousands):

Operating Leases
2021 (remaining 9 months)	$1,399
2022	1,862
2023	1,671
2024	370
2025	—
Total lease payments	5,302
Less amount representing interest	(415)
Total lease liability	4,887
Less current portion of lease liability	(1,639)
Lease liability, net of current portion	$3,248

Future minimum lease payments under noncancelable operating leases at December 31, 2020, are as follows (in thousands):

2021	$1,071
2022	1,069
2023	1,028
2024	258
2025	—
Total lease payments	3,426
Less amount representing interest	(401)
Total lease liability	3,025
Less current portion of lease liability	(868)
Lease liability, net of current portion	$2,157